Leases - Summary of Maturity Analysis of Annual Undiscounted Cash Flows for Lease Liabilities (Details) ¥ in Thousands	Dec. 31, 2020 CNY (¥)
Leases [Abstract]
2021	¥ 29,800
2022	29,553
2023	32,778
2024	37,343
2025	43,538
2026 and thereafter	679,807
Total future lease payments	852,819
Less: Imputed interest	289,579
Total lease liability balance	¥ 563,240